EXPENSES BY NATURE - Employee benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses by nature [abstract]
Salaries	$ (98,526)	$ (80,026)	$ (71,690)
Social security costs	(10,484)	(9,278)	(8,604)
Pension costs	(4,582)	(3,629)	(2,980)
Share-based compensation	(13,767)	(11,253)	(9,251)
Total	$ (127,359)	$ (104,186)	$ (92,525)